Share Based Compensation Expenses	12 Months Ended
Mar. 31, 2026
Share Based Compensation Expenses [Abstract]
Share Based Compensation Expenses

14. Share Based Compensation Expenses

Share based awards granted in 2024

On April 24, 2023, and subsequently on August 31, 2023, the Company approved a share option plan where options were granted to grantees to acquire 10% of the Company’s ordinary shares outstanding immediately after the Company’s initial public offering, representing an aggregate of 7,813 ordinary shares. The share options have an adjusted exercise price equal to $400. The share options shall vest over a period of 3 years from the date the Company’s ordinary shares are listed on the Nasdaq Stock Market, with one-third of the share options vesting on each anniversary of the date of listing, provided that the grantees remain employed by the Company or any of its affiliates. The options will expire on the earlier date of (i) the fourth anniversary of Company’s listing on NASDAQ, or (ii) the date in the event of the grantees’ termination of employment, death, disability, or change of control of the Company.

The Group has adopted a policy of estimating the number of forfeitures expected to occur and bases initial accruals of compensation cost on the estimated number of instruments for which service is expected to be rendered (i.e. awards that are not expected to be forfeited). If subsequent information indicates that the actual number of instruments is likely to differ from previous estimates, the Group revises the estimate accordingly, with any cumulative effect on current and prior periods resulting from a change in the estimated number of instruments for which service is expected to be or has been rendered is recognized in compensation cost in the period of the change. As of March 31, 2026, management performed an assessment of the expected forfeiture rate based on historical employee turnover and other relevant factors. Based on this assessment, no significant changes to the forfeiture rate estimate were required, and accordingly, no material adjustment to compensation cost was recognized for the year ended March 31, 2026. As of March 31, 2026, the Company has share options which allow grantees to acquire a total of 7,032 ordinary shares. 2,344 and 2,344 ordinary shares were vested on December 1, 2024 and 2025, respectively, while 2,344 ordinary shares shall be vested on December 1, 2026.

With the assistance of an independent third-party appraiser, the adjusted weighted average fair value of share options at grant date was estimated to be $670.94 per ordinary share, by using the Binomial Option Pricing Model with the following assumptions:

Expected dividend yield	-
Expected volatility	122.25%
Risk-free interest rate (per annum)	3.18%
Time to maturity (in years)	4.61

The share options have a service condition and an initial public offering performance condition. For share options granted with performance condition, the share based compensation expenses are recorded when the performance condition is considered probable. As a result, the cumulative share based compensation expenses for these options that have satisfied the service condition were recorded upon the completion of the initial public offering on December 1, 2023. For the years ended March 31, 2026, 2025 and 2024, the Group recognized $858,720, $1,684,642 and $1,871,499 of share based compensation expenses under compensation and benefits in the consolidated statements of operations and comprehensive loss, respectively.

A summary of option activity under the employee share option plan as of March 31, 2026 and changes during the year then ended is presented below.

	Number of options	Adjusted weighted average exercise price
Granted	7,813	$400
Forfeiture	(781)	400
Outstanding as of March 31, 2026	7,032	$400
Exercisable as of March 31, 2026	4,688	400

As at March 31, 2026 the range of exercise prices and weighted average remaining contractual life of outstanding options are presented below.

	Adjusted exercise price	Number of options	Remaining contractual life (years)
Unvested	$400	2,344	0.7
Vested	400	4,688	0.7
Weighted average	$400	7,032	0.7

Share based awards granted in 2025

On June 2, 2025, the Company’s board of directors approved the Equity Incentive Plan, pursuant to which the Company granted equity awards to five nonemployee consultants in exchange for business review and development service to be provided over a 12-month period.

On June 16, 2025, the Company issued and granted an aggregate of 29,500 ordinary shares, par value $0.02 per shares, to the consultants. The grant-date fair value of the shares was $4,436,800, which was determined based on the fair value of the Company’s ordinary shares on the grant date.

The Company accounts for the awards in accordance with ASC 718, Compensation—Stock Compensation. The grant-date fair value of the shares is recognized as share-based compensation expense over the requisite service period of 12 months. For the years ended March 31, 2026, 2025 and 2024, the Company recognized $3,670,996, nil and nil of share based compensation expenses under professional fees in the consolidated statement of operations and comprehensive loss, respectively. As of March 31, 2026, the prepaid asset was $766,434, which will be recognized as share-based compensation expense over the remaining service period.